Shareholder Report, Average Annual Return (Details) 190408_GuidePath Growth and Income Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	60 Months Ended	95 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GuidePath Growth and Income Fund
Average Annual Return, Percent	13.02%	8.99%	8.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%	12.06%	13.91%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	2.04%
MSCI USA High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index
Average Annual Return, Percent	13.33%	9.00%	9.63%